Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	2.80169%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,973,631.75

Principal:
Principal Collections	$36,499,389.70
Prepayments in Full	$21,941,340.29
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$58,440,729.99
Collections	$63,414,361.74

Purchase Amounts:
Purchase Amounts Related to Principal	$718,114.09
Purchase Amounts Related to Interest	$2,411.87
Sub Total	$720,525.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$64,134,887.70

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$64,134,887.70
Servicing Fee	$1,454,419.22	$1,454,419.22	$0.00	$0.00	$62,680,468.48
Interest - Class A-1 Notes	$738,080.28	$738,080.28	$0.00	$0.00	$61,942,388.20
Interest - Class A-2a Notes	$881,259.38	$881,259.38	$0.00	$0.00	$61,061,128.82
Interest - Class A-2b Notes	$373,558.67	$373,558.67	$0.00	$0.00	$60,687,570.15
Interest - Class A-3 Notes	$1,421,016.18	$1,421,016.18	$0.00	$0.00	$59,266,553.97
Interest - Class A-4 Notes	$440,889.90	$440,889.90	$0.00	$0.00	$58,825,664.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$58,825,664.07
Interest - Class B Notes	$145,610.12	$145,610.12	$0.00	$0.00	$58,680,053.95
Second Priority Principal Payment	$21,628,531.49	$21,628,531.49	$0.00	$0.00	$37,051,522.46
Interest - Class C Notes	$100,708.30	$100,708.30	$0.00	$0.00	$36,950,814.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,950,814.16
Regular Principal Payment	$283,111,468.51	$36,950,814.16	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$64,134,887.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$21,628,531.49
Regular Principal Payment					$36,950,814.16
Total					$58,579,345.65

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$58,579,345.65	$192.23	$738,080.28	$2.42	$59,317,425.93	$194.65
Class A-2a Notes	$0.00	$0.00	$881,259.38	$2.76	$881,259.38	$2.76
Class A-2b Notes	$0.00	$0.00	$373,558.67	$1.87	$373,558.67	$1.87
Class A-3 Notes	$0.00	$0.00	$1,421,016.18	$2.74	$1,421,016.18	$2.74
Class A-4 Notes	$0.00	$0.00	$440,889.90	$2.81	$440,889.90	$2.81
Class B Notes	$0.00	$0.00	$145,610.12	$3.07	$145,610.12	$3.07
Class C Notes	$0.00	$0.00	$100,708.30	$3.19	$100,708.30	$3.19
Total	$58,579,345.65	$37.10	$4,101,122.83	$2.60	$62,680,468.48	$39.70

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$304,740,000.00	1.0000000	$246,160,654.35	0.8077727
Class A-2a Notes	$319,040,000.00	1.0000000	$319,040,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,578,940,000.00	1.0000000	$1,520,360,654.35	0.9628996

Pool Information
Weighted Average APR	3.291%	3.290%
Weighted Average Remaining Term	54.68	53.82
Number of Receivables Outstanding	52,430	51,597
Pool Balance	$1,745,303,060.82	$1,686,143,871.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,947,596.70	$1,525,741,468.51
Pool Factor	1.0000000	0.9661038

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$160,402,402.78
Targeted Overcollateralization Amount	$212,536,669.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$165,783,216.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$345.45
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$345.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		43	$345.45
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$345.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$8.03
Average Net Loss for Receivables that have experienced a Realized Loss			$8.03

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.33%	167	$5,542,106.83
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.33%	167	$5,542,106.83

Repossession Inventory:
Repossessed in the Current Collection Period		1	61597.98
Total Repossessed Inventory		1	61597.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	1

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	109	$4,489,709.04
2 Months Extended	83	$3,540,553.53
3+ Months Extended	8	$368,071.28

Total Receivables Extended	200	$8,398,333.85
IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,500.0	90.1%
Class B Notes	47.4	2.8
Class C Notes	31.6	1.9
Residual Interest	86.2	5.2

Total	$1,665.1	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $83.3M, according to Regulation RR
X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

XI. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer